Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock Options [Abstract]
STOCK OPTIONS

8. STOCK OPTIONS

On April 26, 2018 at the Company’s annual meeting, the Company’s stockholders approved the FlexShopper, Inc. 2018 Omnibus Equity Compensation Plan (the “2018 Plan”). Upon the 2018 Plan’s approval, approximately 1,057,000 shares of Company common stock were available for issuance, consisting of 750,000 shares authorized for issuance under the 2018 Plan and an aggregate 307,000 shares then remaining available for issuance under the Company’s 2007 Omnibus Equity Compensation Plan (the “2007 Plan”) and 2015 Omnibus Equity Compensation Plan (the “2015 Plan, and together with the 2007 Plan, the “Prior Plans”). The 2018 Plan replaced the Prior Plans. No new awards will be granted under the Prior Plans; however, awards outstanding under the Prior Plans upon approval of the 2018 Plan remain subject to and will be paid under the applicable Prior Plan.

Grants under the 2018 Plan and the Prior Plans consist of incentive stock options, non-qualified stock options, stock appreciation rights, stock awards, stock unit awards, dividend equivalents and other stock-based awards. Employees, directors and consultants and other service providers are eligible to participate in the 2018 Plan and the Prior Plans. Options granted under the 2018 Plan and the Prior Plans vest over periods ranging from immediately upon grant to a three-year period and expire ten years from date of grant.

Activity in stock options for the six months ended June 30, 2018 follows:

	Number of options	Weighted average exercise price	Weighted average contractual term (years)	Aggregate intrinsic value
Outstanding at January 1, 2018	335,900	$5.61
Granted	109,500	3.12
Canceled/Forfeited	(19,000)	4.61
Outstanding at June 30, 2018	426,400	$5.02	7.36	$59,192
Vested and exercisable at June 30, 2018	275,034	$5.86	6.25	$37,302
Vested and exercisable at June 30, 2018 and expected to vest thereafter	426,400	$5.02	7.36	$59,193

The weighted average grant date fair value of options granted during the six month period ending June 30, 2018 was $1.26 per share. The Company measured the fair value of each option award on the date of grant using the Black-Scholes-Merton (BSM) pricing model with the following assumptions:

Exercise price	$2.95 to $ 4.35
Expected life	6 years
Expected volatility	38%
Dividend yield	0%
Risk-free interest rate	2.27% to 2.88%

The expected dividend yield is based on the Company’s historical dividend yield. The expected volatility was based on the average of historical volatilities for a period comparable to the expected life of the options of certain entities considered to be similar to the Company. The expected life is based on the simplified expected term calculation permitted by the Securities and Exchange Commission (the “SEC”), which defines the expected life as the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The risk-free interest rate is based on the annual yield on the grant date of a zero-coupon U.S. Treasury bond the maturity of which equals the option’s expected life.

The value of stock options is recognized as compensation expense by the straight-line method over the vesting period. Compensation expense recorded for options in the statements of operations was $22,779 and $72,481, for the three and six months ended June 30, 2018, respectively, and $19,321 and $42,211 for the three and six months ended June 30, 2017, respectively. Unrecognized compensation cost related to non-vested options at June 30, 2018 amounted to approximately $169,551, which is expected to be recognized over a weighted average period of 2.2 years.

7. STOCK OPTIONS

On January 31, 2007, the Board of Directors adopted our 2007 Omnibus Equity Compensation Plan (the “2007 Plan”), with 210,000 common shares authorized for issuance under the Plan. In October 2009, the Company’s stockholders approved an increase in the number of shares covered by the Plan to 420,000 shares. On March 26, 2015, the Board adopted our 2015 Omnibus Equity Compensation Plan (the “2015 Plan”), with 400,000 common shares authorized for issuance under the 2015 Plan, which was ratified by the Company’s stockholders on September 15, 2015. The 2007 Plan and 2015 Plan are collectively referred to as the “Plans.” Grants under the Plans may consist of incentive stock options, non-qualified stock options, stock appreciation rights, stock awards, stock unit awards, dividend equivalents and other stock based awards. Employees, directors and consultants and other service providers are eligible to participate in the Plans. Options granted under the Plans vest over periods ranging from immediately upon grant to a three year period and expire ten years from date of grant. Employees, directors and consultants and other service providers are eligible to participate in the Plan. Options granted under the plan vest over periods ranging from immediately upon grant to a three year period and expire ten years from date of grant.

Activity in stock options for the year ended December 31, 2017 follows:

	Number of options	Weighted average exercise price	Weighted average contractual term (years)	Aggregate intrinsic value
Outstanding at January 1, 2016	406,700	$8.50
Granted	70,700	5.70
Forfeited	(40,800)	6.70
Exercised	(25,000)	1.70
Outstanding at December 31, 2016	411,600	8.63
Granted	106,000	4.24
Forfeited	(16,700)	6.01
Expired	(160,000)	12.50
Exercised	(5,000)	3.00
Outstanding at December 31, 2017	335,900	$5.61	7.19	$52,500
Vested and exercisable at December 31, 2017	212,500	$6.27	6.01	$52,500
Vested and exercisable at December 31, 2017 and expected to vest thereafter	331,600	$5.61	7.19	$52.500

The weighted average grant date fair value of options granted during 2016 and 2017 was $2.03 and $1.65 per share respectively. The Company measured the fair value of each option award on the date of grant using the Black Scholes option pricing model (BSM) with the following assumptions:

	2016	2017
Exercise price	$4.90 to $6.60	$4.02 to$ 5.25
Expected life	5.5 years	5.8 years
Expected volatility	38%	38%
Dividend yield	0%	0%
Risk-free interest rate	1.13% to 1.73%	1.89% to 2.06%

The expected dividend yield is based on the Company’s historical dividend yield. The expected volatility was based on the average of historical volatilities for a period comparable to the expected life of the options of certain entities considered to be similar to the Company. The expected life is based on the simplified expected term calculation permitted by the SEC which defines the expected life as the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The risk-free interest rate is based on the annual yield on the grant date of a zero-coupon U.S. Treasury bond the maturity of which equals the option’s expected life.

The value of stock options is recognized as compensation expense by the straight line method over the vesting period. Compensation expense recorded for options in the statements of operations was $113,952 and $136,308 for the years ended December 31, 2017 and 2016, respectively. Unrecognized compensation cost related to non-vested options at December 31, 2017 amounted to $128,781 which is expected to be recognized over a weighted average period of 2.12 years.